Leases - Schedule of Future Minimum Operating Lease Payments After Adoption (Detail) $ in Millions	Dec. 31, 2019 CAD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	$ 10
2021	11
2022	10
2023	9
2024	9
Thereafter	33
Total undiscounted minimum lease payments	82
Less: discounting minimum lease payments to present value	(9)
Total discounted minimum lease payments	73
Committed amounts for leases that have not yet commenced	$ 6